General	12 Months Ended
Dec. 31, 2017
General [Abstract]
GENERAL

NOTE 1—GENERAL

A.	CollPlant Holdings Ltd. is a regenerative medicine company focused on developing and commercializing tissue repair products, initially for three-dimensional bio-printing of tissues and organs, orthobiologics and advanced wound care markets. CollPlant’s products are based on its rhCollagen, a form of human collagen produced with CollPlant’s proprietary plant-based genetic engineering technology. Two of the Company’s products received during 2016 a CE approval that enables their marketing in Europe. The Company commenced marketing of the said products.

The Company operates through CollPlant Ltd., a wholly-owned subsidiary (CollPlant Holdings Limited and CollPlant Ltd. will be referred to hereinafter as “the Company” and “CollPlant”, respectively).

The address of the Company’s registered office is 3 Sapir St., Science Park, Ness Ziona, Israel and the Company is traded on the Tel Aviv Stock Exchange (“TASE”) and since January 31, 2018, the Company’s American Depositary Shares (“ADSs”) commenced trading on The NASDAQ Capital Market. Each ADS represents 50 ordinary shares.

The Company’s plans for the year 2018 include continuing to focus on the 3D bio-printing of tissues and organs, orthobiologics and advanced wound healing. The plans include the following: (i) expanding the Company’s 3D bio-printing presence and pursuing joint ventures to position CollPlant’s bioink as a key component in the field of 3D bioprinting (ii) increasing the sales in Europe of VergenixFG, a product for the treatment of chronic and surgical wounds, and (iii) increasing the sales of VergenixSTR, a product for the treatment of tendinopathy, under an exclusive distribution agreement with Arthrex for its distribution in Europe, the Middle-East, India and certain African countries.

The Company plans to continue research and development, production and marketing during 2018, supported by funding sources that include the Company’s cash balances, the Israel Innovation Authority (“IIA”) grants, additional future proceeds from securities purchase agreements signed on September 6, 2017 with Alpha Capital Anstalt (“Alpha”) in amount of $1 million, and proceeds received on January 2018 from securities purchase agreements signed on January 18, 2018, with Alpha, Ami Sagi and Docor International BV., respectively, in the total amount of $0.6 million (see notes 12 and 21B).

Based on its current cash resources and commitments, the Company believes it will be able to maintain its current planned development, manufacturing and marketing activities and the corresponding level of expenditures for at least the next 12 months, although no assurance can be given that it will not need additional funds prior to such time. However, if there are unexpected increases in sales general and administrative expenses or research and development expenses, the Company may need to seek additional financing.

B.	Convenience translation into U.S. dollars (“dollars”, “USD” or “$”)

For the convenience of the reader, the reported New Israeli Shekel (“NIS”) amounts as of December 31, 2017 and for the year then ended have been translated into U.S. dollars at the Bank of Israel’s representative rate of exchange for December 31, 2017 ($1 = NIS 3.467). The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in dollars or convertible into dollars, unless otherwise indicated.

C.	Approval of financial statements

These financial statements were approved by the board of directors on March 20, 2018.